[LETTERHEAD OF PILLSBURY WINTHROP SHAW PITTMAN LLP]

February 29, 2008

By EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Saul Centers, Inc.
Form S-3

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Saul Centers, Inc. (the “Company”) is a Registration Statement on Form S-3 (the “Registration Statement”). Please note that an electronic transfer of funds in the amount of $5,502 has been wired to the account of the Securities and Exchange Commission (the “Commission”) in payment of the requisite filing fee.

Please contact the undersigned at (202) 663-9201 if you have any questions concerning this matter.

Sincerely,

/s/ Jeffrey B. Grill

Jeffrey B. Grill